Statements of Changes in Stockholder's Equity - USD ($) $ in Millions		Total		Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Balance at the beginning of the period at Dec. 31, 2015		$ 770.6		$ 5.0	$ 515.6	$ 66.5	$ 183.5
Equity
Net income		309.5				309.5
Dividends to Parent	[1]	(890.0)			(514.0)	(376.0)
Capital contribution from affiliated entity		54.3			54.3
Other comprehensive income (loss)		(79.8)					(79.8)
Balance at the end of the period at Dec. 31, 2016		164.6		5.0	55.9		103.7
Equity
Net income		78.9				78.9
Dividends to Parent		(61.0)	[1]			(61.0)
Capital contribution from affiliated entity		54.3
Other comprehensive income (loss)		24.5					24.5
Balance at the end of the period at Dec. 31, 2017		207.0		5.0	55.9	17.9	128.2
Equity
Net income		65.0				65.0
Dividends to Parent		(15.0)	[1]			(15.0)
Other comprehensive income (loss)		(64.5)					(64.5)
Balance at the end of the period at Dec. 31, 2018		$ 192.5		$ 5.0	$ 55.9	$ 49.3	$ 82.3

[1]	Dividends are required to be deducted from retained earnings and when depleted, deducted from additional paid-in capital.